Average Annual Total Returns (Vanguard Growth Index Fund Institutional)	Vanguard Growth Index Fund Vanguard Growth Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Growth Index Fund Vanguard Growth Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Growth Index Fund Vanguard Growth Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	CRSP US Large Cap Growth Index Vanguard Growth Index Fund Vanguard Growth Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	MSCI US Prime Market Growth Index Vanguard Growth Index Fund Vanguard Growth Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Spliced Growth Index Vanguard Growth Index Fund Vanguard Growth Index Fund - Institutional Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.62%	13.26%	7.95%	13.69%	14.59%	13.69%
Five Years	16.02%	15.73%	12.95%	none	16.49%	16.09%
Ten Years	8.67%	8.45%	7.09%	none	8.89%	8.71%